Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 04, 2015 USD ($) $ / shares	Oct. 01, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2013 USD ($)
Dwellable Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration		$ 18,000
Travelmob [Member]
Subsequent Event [Line Items]
Cash consideration					$ 11,533
Travelmob [Member] | Call Option [Member]
Subsequent Event [Line Items]
Call option purchase agreement start date				Dec. 31, 2016
Travelmob [Member] | Put Option [Member]
Subsequent Event [Line Items]
Put option to repurchase remaining interest agreement start date				Feb. 01, 2017
Travelmob [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Operating expense charge			$ 3,900
Expedia, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding shares of common stock equity value	$ 3,900,000
Common stock, per share price | $ / shares	$ 38.31
Outstanding shares of common stock exchange in cash | $ / shares	$ 10.15
Common stock, exchange in share	0.2065
Termination fee	$ 138,000